BONDS PAYABLE	12 Months Ended
Dec. 31, 2021
BONDS PAYABLE
BONDS PAYABLE

17.  BONDS PAYABLE

On April 15, 2019, the Company issued and sold bonds with an aggregate principal amount of US$300,000 at a coupon rate of 7.875% per annum (“2021 Notes”). The 2021 Notes has matured on October 15, 2021. The 2021 Notes were listed and quoted on the SGX-ST. Interest on the 2021 Notes is payable semi-annually in arrears on April 15 and October 15 in each year, beginning from October 15, 2019.

Net proceeds from 2021 Notes after deducting issuance costs were RMB1,976,474. The 2021 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated, including the 2020 Notes; effectively junior in the right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities (including accounts payables) of the Company’s subsidiaries and Consolidated VIEs.

On April 16, 2019, the Company repurchased US$150,839 in principal amount of 2020 Notes, representing approximately 50.28% of the US$300,000 total aggregate principal amount of the 2020 Notes outstanding as at such date. On August 12, 2019, the Company repurchased US$18,000 in principal amount of 2020 Notes. The remaining outstanding 2020 Notes with principal amount of US$131,161 continue to be the obligation of the Company. The Company recognized loss on debt extinguishment of RMB18,895 during the year ended December 31, 2019. On August 4, 2020, the Company repaid the remaining outstanding 2020 Notes with principal amount of US$131,161.

On October 4, 2021, the Company repaid the outstanding 2021 Notes with principal amount of US$300,000.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including bank and other borrowings (Note 14) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2022	408,194	64,055
2023	358,279	56,222
2024	347,990	54,607
2025	367,776	57,712
2026	279,825	43,911
2027 and thereafter	891,338	139,870